Income Taxes (Details) - Disney Hourly Savings and Investment Plan	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
EBP, Tax Determination Letter, Date	Mar. 26, 2018
EBP, Tax Determination Letter, Obtained [true false]	true
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]